Short-Term Bank Loans (Details) ¥ in Millions	Feb. 28, 2026 USD ($)	Sep. 29, 2025 USD ($)	Sep. 12, 2025 USD ($)	Jul. 17, 2025 USD ($)	Jun. 27, 2025 USD ($)	May 16, 2025 USD ($)	Apr. 22, 2025 USD ($)	Apr. 18, 2025 USD ($)	Mar. 03, 2025 USD ($)	Feb. 28, 2026 CNY (¥)	Sep. 29, 2025 CNY (¥)	Sep. 12, 2025 CNY (¥)	Jul. 17, 2025 CNY (¥)	Jun. 27, 2025 CNY (¥)	May 16, 2025 CNY (¥)	Apr. 22, 2025 CNY (¥)	Apr. 18, 2025 CNY (¥)	Mar. 03, 2025 CNY (¥)
LRC Bank [Member] | Universe Trade [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount	$ 1,449,695					$ 702,346			$ 702,346	¥ 10.0					¥ 5.0			¥ 5.0
Working capital term	1 year					1 year
Maturity date	Feb. 27, 2027					May 15, 2026
Fixed interest rate percentage						3.65%			3.65%						3.65%			3.65%
LRC Bank [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount							$ 1,449,695	$ 420,412								¥ 10.0
Working capital term							1 year	1 year
Maturity date							Apr. 21, 2026	Apr. 18, 2026
Fixed interest rate percentage	3.65%						3.60%			3.65%						3.60%
LRC Bank [Member] | Working Capital Loan [Member]
Short-Term Bank Loans [Line Items]
Working capital term									1 year
Maturity date									Mar. 02, 2026
Bank of Communications Co., Ltd [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount		$ 1,449,696									¥ 10.0
Working capital term		1 year
Maturity date		Sep. 29, 2026
Fixed interest rate percentage		3.00%									3.00%
Zhujiang Rural Bank [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount					$ 724,848									¥ 5.0			¥ 2.9
Working capital term					1 year
Maturity date					Jun. 27, 2026
Fixed interest rate percentage								5.00%									5.00%
Beijing Bank [Member] | Universe Trade [Member]
Short-Term Bank Loans [Line Items]
Fixed interest rate percentage			3.70%									3.70%
Beijing Bank [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount			$ 1,159,756									¥ 8.0
Working capital term			1 year
Maturity date			Sep. 12, 2026
Huaxia Bank [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Fixed interest rate percentage					3.70%									3.70%
Postal Savings Bank of China [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount				$ 724,848									¥ 5.0
Working capital term				1 year
Maturity date				Jul. 17, 2026
Fixed interest rate percentage				3.11%									3.11%